Offsets	Jul. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Franco Nevada Corp
Form or Filing Type	F-10
File Number	333-280159
Initial Filing Date	Jun. 12, 2024
Fee Offset Claimed	$ 271,808.36
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,000,000,000.00
Termination / Withdrawal Statement	The registration statement on Form F-10 (File No. 333-280159) previously filed by the Registrant on June 12, 2024 and which became effective on June 14, 2024 (the "Prior Registration Statement") registered an indeterminate number of Common Shares, Preferred Shares, Debt Securities, Warrants and Subscription Receipts of the Registrant and had an aggregate initial offering price not to exceed US$2,000,000,000. An aggregate amount of $295,200 in registration fees was payable in connection therewith, of which $109,800 was paid therewith and $185,400 was carried forward from the Registrant's registration statement on Form F-10 (File No. 333-264971) that became effective on May 19, 2022 (the "2022 Registration Statement"), which included $23,391.64 of fees carried forward from an earlier registration statement on Form F-10 (File No. 333-237671) that became effective on April 30, 2020 (the "2020 Registration Statement"). All of the $2,000,000,000 registered under the Prior Registration Statement remains unused, and as indicated in the table above, the Registrant is carrying over all the unused registration fees from the Prior Registration Statement (including the fees previously carried forward from the 2022 Registration Statement but excluding the fees previously carried forward from the 2020 Registration Statement) to this Registration Statement, which results in a fee offset of $271,808.36. The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Franco Nevada Corp
Form or Filing Type	F-10
File Number	333-280159
Filing Date	Jun. 12, 2024
Fee Paid with Fee Offset Source	$ 109,800.00
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Franco Nevada Corp
Form or Filing Type	F-10
File Number	333-264971
Filing Date	May 13, 2022
Fee Paid with Fee Offset Source	$ 162,008.36